TRADE AND OTHER CURRENT ACCOUNTS PAYABLE (Details) $ in Thousands, in Thousands	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 03, 2015 CLF ( )
TRADE AND OTHER CURRENT ACCOUNTS PAYABLE
Trade accounts payable	$ 187,872,116	$ 179,246,672
Withholdings tax	49,857,086	45,504,119
Accounts payable Inamar Ltda.	356,221	8,312,403	303
Others	20,566,980	19,282,989
Current	257,519,477	242,836,356
Non-current	1,132,926	9,509,827
Total	$ 258,652,403	$ 252,346,183